Income Tax Matters (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets relating to:
Allowance for loan losses	$ 2,514	$ 2,439	$ 3,253
Deferred compensation	696	595	518
Other	1,026	261	194
Valuation allowance	4	3	4
Total deferred tax assets	4,240	3,298	3,969
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(801)	(1,164)	(197)
Premises and equipment	(651)	(678)	(381)
Deferred loans fees and costs	(187)	(205)	(212)
Loan servicing	(208)	(206)	(186)
Prepaid expenses		(149)	(130)
Total deferred tax liabilities	(1,847)	(2,402)	(1,106)
Net recorded deferred tax asset	$ 2,393	$ 896	$ 2,863